Discontinued operations - Cash flows from discontinued operations (Details) - Discontinued operations - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discontinued operations
Cash flows from operating activities	$ 82,362	$ 187,538
Cash flows used in investing activities	(48,867)	(92,142)
Cash flows from discontinued operations	$ 33,495	$ 95,396